STOCKHOLDERS EQUITY (DEFICIT) - Status of outstanding stock warrants (Details) (USD $)	0 Months Ended		1 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2013	Jul. 25, 2013	Jun. 30, 2013	Jan. 02, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Number of Warrants	Dec. 31, 2012 Number of Warrants	Jun. 30, 2013 Weighted Average Exercise Price	Dec. 31, 2012 Weighted Average Exercise Price	Jun. 30, 2013 Weighted Average Remaining Contractual Life (Years)	Dec. 31, 2012 Weighted Average Remaining Contractual Life (Years)
Beginning Balance				199,162	2,589,109
Beginning Balance, Per Share			$ 7.02
Beginning Balance, Remaining Life			6 years 6 months
Granted							502,404	13,589,109
Granted, Per Share									$ 6.50	$ 0.51
Granted, Remaining life											3 years	9 years
Cancelled								(4,800,000)
Cancelled, Per Share										$ 0.50
Cancelled, Remaining life												10 years
Forfeited							(73,077)
Forfeited, Per Share									$ 6.50
Forfeited, Remaining Contractual Life											8 years 11 months
Exercised								(6,200,000)
Exercised, Per Share										$ 0.50
Exercised, Remaining life												10 years
Ending balance			628,489	199,162	2,589,109
Ending balance, Per Share			$ 6.69			$ 0.54
Ending balance, Remaining life												7 years
Warrants exercisable			600,284		1,089,109
Weighted average fair value of warrants granted during the year ended December 31, 2012, Per Share	$ 7.00	$ 6.85	$ 5.03						$ 6.50	$ 0.51